Employee Defined Combination Plan - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Retirement Benefits [Abstract]
Amounts incurred for employee defined contribution plan	¥ 4.5	$ 613	¥ 4.6	¥ 4.3